Debt - Schedule of outstanding short-term debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2021
Debt
Long-term debt, current portion	¥ 434	¥ 4,417	$ 63
Total	¥ 65,434	¥ 148,441	$ 9,487
Minimum
Debt
Long-term debt, current portion annual interest rates	8.45%	8.45%	8.45%
Long-term debt, current portion term	3 years	3 years	3 years
Maximum
Debt
Long-term debt, current portion annual interest rates	10.46%	10.46%	10.46%
Long-term debt, current portion term	4 years	4 years	4 years
East West Bank
Debt
Short-term loan annual interest rates	5.00%	5.00%	5.00%	5.00%
Short-term loans term	6 months	6 months
Short-term loan	¥ 65,000	¥ 65,000	$ 9,424
SPD Silicon Valley Bank
Debt
Short-term loans term		6 months
Short-term loan		¥ 70,000
SPD Silicon Valley Bank | Minimum
Debt
Short-term loan annual interest rates	4.85%		4.85%
SPD Silicon Valley Bank | Maximum
Debt
Short-term loan annual interest rates	6.00%		6.00%
China Merchants Bank
Debt
Short-term loan annual interest rates		5.00%
Short-term loans term		6 months
Short-term loan		¥ 5,000
Yirongxin Commercial Factoring Limited
Debt
Short-term loan annual interest rates		15.15%
Short-term loans term		60 days
Short-term loan		¥ 4,024